Long-term debt (Details) € in Thousands, $ in Thousands	Feb. 15, 2021 USD ($)	Feb. 15, 2021 EUR (€)	Mar. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)
Long-term debt
Long-term debt			€ 7,100,745	€ 7,808,460
Less current portion			(785,475)	(1,008,359)
Long-term debt, less current portion			6,315,270	6,800,101
Fresenius Medical Care US Finance, Inc
Long-term debt
Redemption of bonds	$ 650,000	€ 472,889
Fresenius Medical Care Finance VII S.A
Long-term debt
Redemption of bonds		€ 300,000
Amended 2012 Credit Agreement
Long-term debt
Long-term debt			1,172,472	1,162,342
Bonds
Long-term debt
Long-term debt			5,678,157	6,408,118
Accounts Receivable Facility
Long-term debt
Long-term debt			12,793
Other long-term debt
Long-term debt
Long-term debt			€ 237,323	€ 238,000